Investment in Securities (Information about Available-for-Sale Securities and Held-to-Maturity Securities with Gross Unrealized Losses and Length of Time Individual Securities Have Been in Continuous Unrealized Loss Position) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2016	Mar. 31, 2015
Investments, Unrealized Loss Position [Line Items]
Available-for-sale Securities, Less than 12 months Fair value	¥ 134,276	¥ 158,641
Available-for-sale Securities, Less than 12 months Gross unrealized losses	(11,684)	(2,261)
Available-for-sale Securities, 12 months or more Fair value	26,798	16,850
Available-for-sale Securities, 12 months or more Gross unrealized losses	(4,970)	(554)
Available-for-sale Securities, Total Fair value	161,074	175,491
Available-for-sale Securities, Total Gross unrealized losses	(16,654)	(2,815)
Held-to-maturity Securities, Less than 12 months Fair value		4,889
Held-to-maturity Securities, Less than 12 months Gross unrealized losses		(112)
Held-to-maturity Securities, 12 months or more Fair value		0
Held-to-maturity Securities, 12 months or more Gross unrealized losses		0
Held-to-maturity Securities, Total Fair value		4,889
Held-to-maturity Securities, Total Gross unrealized losses		(112)
Less than 12 months Fair value		163,530
Less than 12 months Gross unrealized losses		(2,373)
12 months or more Fair value		16,850
12 months or more Gross unrealized losses		(554)
Total Fair value		180,380
Total Gross unrealized losses		(2,927)
Japanese and foreign government bond securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale Securities, Less than 12 months Fair value		5,407
Available-for-sale Securities, Less than 12 months Gross unrealized losses		(35)
Available-for-sale Securities, 12 months or more Fair value		0
Available-for-sale Securities, 12 months or more Gross unrealized losses		0
Available-for-sale Securities, Total Fair value		5,407
Available-for-sale Securities, Total Gross unrealized losses		(35)
Japanese prefectural and foreign municipal bond securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale Securities, Less than 12 months Fair value	14,821	44,782
Available-for-sale Securities, Less than 12 months Gross unrealized losses	(30)	(110)
Available-for-sale Securities, 12 months or more Fair value	554	0
Available-for-sale Securities, 12 months or more Gross unrealized losses	(7)	0
Available-for-sale Securities, Total Fair value	15,375	44,782
Available-for-sale Securities, Total Gross unrealized losses	(37)	(110)
Corporate debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale Securities, Less than 12 months Fair value	32,969	81,108
Available-for-sale Securities, Less than 12 months Gross unrealized losses	(13)	(58)
Available-for-sale Securities, 12 months or more Fair value	1,802	6,363
Available-for-sale Securities, 12 months or more Gross unrealized losses	0	(79)
Available-for-sale Securities, Total Fair value	34,771	87,471
Available-for-sale Securities, Total Gross unrealized losses	(13)	(137)
Specified bonds issued by SPEs in Japan
Investments, Unrealized Loss Position [Line Items]
Available-for-sale Securities, Less than 12 months Fair value		0
Available-for-sale Securities, Less than 12 months Gross unrealized losses		0
Available-for-sale Securities, 12 months or more Fair value		1,269
Available-for-sale Securities, 12 months or more Gross unrealized losses		(31)
Available-for-sale Securities, Total Fair value		1,269
Available-for-sale Securities, Total Gross unrealized losses		(31)
CMBS and RMBS in the Americas
Investments, Unrealized Loss Position [Line Items]
Available-for-sale Securities, Less than 12 months Fair value	55,226	9,754
Available-for-sale Securities, Less than 12 months Gross unrealized losses	(2,234)	(31)
Available-for-sale Securities, 12 months or more Fair value	5,002	506
Available-for-sale Securities, 12 months or more Gross unrealized losses	(178)	(115)
Available-for-sale Securities, Total Fair value	60,228	10,260
Available-for-sale Securities, Total Gross unrealized losses	(2,412)	(146)
Other asset-backed securities and debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale Securities, Less than 12 months Fair value	14,220	10,950
Available-for-sale Securities, Less than 12 months Gross unrealized losses	(1,857)	(304)
Available-for-sale Securities, 12 months or more Fair value	18,846	8,127
Available-for-sale Securities, 12 months or more Gross unrealized losses	(4,736)	(320)
Available-for-sale Securities, Total Fair value	33,066	19,077
Available-for-sale Securities, Total Gross unrealized losses	(6,593)	(624)
Equity securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale Securities, Less than 12 months Fair value	17,040	6,640
Available-for-sale Securities, Less than 12 months Gross unrealized losses	(7,550)	(1,723)
Available-for-sale Securities, 12 months or more Fair value	594	585
Available-for-sale Securities, 12 months or more Gross unrealized losses	(49)	(9)
Available-for-sale Securities, Total Fair value	17,634	7,225
Available-for-sale Securities, Total Gross unrealized losses	¥ (7,599)	¥ (1,732)